Medical Expenses Payable - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance [Abstract]
Claims reserve estimates, excluding provision	$ 1,287	$ 48	$ 14,552	$ 8,169
Remaining claim amounts payment period		3 years	3 years